Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - Expected credit loss allowance - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Contract assets
Capital and financial risk management
Allowance for expected credit losses at beginning of period	€ 20	€ 78
Exchange movements	1	(1)
Amounts charged to credit losses on financial assets	85	96
Transfer of assets held for sale	0	(31)
Other	(60)	(122)
Allowance for expected credit losses at end of period	46	20
Trade receivables | Amortised cost
Capital and financial risk management
Allowance for expected credit losses at beginning of period	765	1,149
Exchange movements	(7)	(41)
Amounts charged to credit losses on financial assets	360	419
Transfer of assets held for sale	0	(324)
Other	(253)	(438)
Allowance for expected credit losses at end of period	865	765
Trade receivables | FVOCI
Capital and financial risk management
Allowance for expected credit losses at beginning of period	78	71
Exchange movements	0	1
Amounts charged to credit losses on financial assets	31	82
Transfer of assets held for sale	0	(16)
Other	(32)	(60)
Allowance for expected credit losses at end of period	€ 77	€ 78